Note 20 - Other Charges	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
Note
20
- Other Charges

Other charges are comprised of acquisition-related costs and restructuring initiatives which have been undertaken from time to time under various restructuring plans. Acquisition-related costs primarily include advisory services, brokerage services, administrative costs and retention bonuses to employees joining by way of an acquisition, and collectively relate to completed and prospective acquisitions.

The following tables shows the components of other charges as follows:

Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Acquisition-related costs	3,797	3,778	3,471
Restructuring plans	–	20	523
	3,797	3,798	3,994